Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

Jana L. Cresswell

jcresswell@stradley.com

215-564-8048

October 28, 2013

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:         UBS Relationship Funds
File No. 811-09036

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via the EDGAR system, please find enclosed Amendment No. 55 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Registrant”) on Form N-1A.

The Amendment is being filed to amend and supplement the Trust’s Registration Statement, as pertaining to the Parts A and B of the UBS International Equity Relationship Fund.  As noted in the facing page of the Amendment, no other information relating to any other series of the Trust is being amended or superseded.

Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours,

/s/ Jana L. Cresswell
   Jana L. Cresswell